8. Subsequent Events	6 Months Ended	9 Months Ended
	Jun. 30, 2016	Dec. 31, 2015
Subsequent Events [Abstract]
Subsequent Events

In July 2016, Focus sub-leased a portion of the property to a third party. The lease is non-cancelable operating lease with monthly rent of $4,400. The lease commenced on July 7, 2016 and expires on January 7, 2017.

The Company has evaluated all events that occurred after the consolidated balance sheet date through the date when the consolidated financial statements were issued to determine if they must be reported. The Management of the Company determined that other than as disclosed above, there were no reportable subsequent events to be disclosed.

On February 29, 2016, the Company repaid $63,369 of loan with any accrued interest back to Vitashower.

On February 29, 2016, the Company also repaid $19,533 of loans with any accrued interest back to shareholders.

The Company has evaluated all events that occurred after the consolidated balance sheet date through the date when the consolidated financial statements were issued to determine if they must be reported. The Management of the Company determined that other than as disclosed above, there were no reportable subsequent events to be disclosed.